Dec. 12, 2023
Impax Ellevate Global Women's Leadership Fund

Prospectus for all Funds except Impax Global Social Leaders Fund

Pages 11, 18, 26, 42, 50, 59, 68, 76, 83, 91, 100, 101, 102, 106, 108, 111, 112, 114, 116, and 118

On each of the above-reference pages, the paragraph describing each Fund’s fossil fuel-free policy is replaced in its entirety with the following (for Impax Global Sustainable Infrastructure Fund, the following is added after the third paragraph of the section entitled “Principal Investment Strategies” on pages 34 and 104):

Under normal market conditions, and as a result of the Adviser’s focus on the risks and opportunities accompanying the transition to a more sustainable economy, the Fund adheres to the Impax Funds’ fossil fuel policy, under which the Fund will not invest in securities of companies that the Adviser determines derive revenues or profits from fossil fuel exploration and production, or that derive significant (more than 5%) revenues or profits from fossil fuel refining, processing, storage, transportation and distribution. However, a company that derives significant revenues or profits from fossil fuel refining, processing, storage, transportation and distribution may be included in the Fund’s portfolio if the Adviser determines that such company has credible plans for climate risk mitigation aligned with the transition to net zero.